Related party transactions - Analysis of Receivables Balance (Details) - USD ($) $ in Millions		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total amounts due from related parties		$ 62	$ 28	$ 91
Trading balances
Related Party Transaction [Line Items]
Total amounts due from related parties		63	20	236
Less: CECL allowance		(1)	(1)	(153)
Receivable net of CECL allowance		62	19	83
Trading balances | Predecessor [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties			29
Receivable net of CECL allowance			28
Trading balances | Northern Ocean
Related Party Transaction [Line Items]
Total amounts due from related parties			0	140
Trading balances | Aquadrill
Related Party Transaction [Line Items]
Total amounts due from related parties			0	61
Trading balances | Gulfdrill
Related Party Transaction [Line Items]
Total amounts due from related parties		7	13	17
Trading balances | Sonadrill
Related Party Transaction [Line Items]
Total amounts due from related parties		53	4	10
Trading balances | NSNCo
Related Party Transaction [Line Items]
Total amounts due from related parties			3	$ 8
Trading balances | PES [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties	[1]	$ 3	$ 12

[1]	Receivables from PES / SeaMex as at December 31, 2021, represent balances between the continuing operations of Seadrill and the discontinued operations held for sale.